Revenue from contracts with customer - Net System Sales per Technology (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Unit	Dec. 31, 2020 EUR (€) Unit	Dec. 31, 2019 EUR (€) Unit
Disaggregation of Revenue [Line Items]
Net sales	€ 18,611.0	€ 13,978.5	€ 11,820.0
System sales
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	505	395	344
Net sales	€ 13,652.8	€ 10,316.6	€ 8,996.2
EUV
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	42	31	26
Net sales	€ 6,284.0	€ 4,463.8	€ 2,799.7
ArFi
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	81	68	82
Net sales	€ 4,959.6	€ 3,917.0	€ 4,707.7
ArF dry
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	22	22	22
Net sales	€ 431.9	€ 427.0	€ 401.2
KrF
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	131	103	65
Net sales	€ 1,321.3	€ 1,012.3	€ 679.7
I-line
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	33	34	34
Net sales	€ 142.3	€ 146.4	€ 133.5
Metrology & Inspection
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	196	137	115
Net sales	€ 513.7	€ 350.1	€ 274.4